SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (274,447)	$ (205,834)
Property and Equipment, Net	561,399	618,899
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	235,846	224,733
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 600,000	$ 600,000